Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

May 24, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961 Freedom 100 Emerging Markets ETF S000065423

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Freedom 100 Emerging Markets ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 17 dated May 17, 2019 to the Trust’s Registration Statement on Form N‑1A, filed on May 17, 2019.

If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the Alpha Architect ETF Trust